Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

Subsequent to June 30, 2024, a company controlled by the CEO and director of the Company loaned the Company an additional aggregate of approximately $221,140 (DKK 1,511,919). The loan bears no interest and is due on or before September 30, 2024. If the loan is not paid by September 30, 2024, then the loan shall bear a rate of 5% interest.

17. Subsequent Events None.